CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp) Rp / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 IDR (Rp) Rp / shares	Dec. 31, 2019 IDR (Rp) Rp / shares
Disclosure of depositary receipts [line items]
REVENUES	Rp 143,210	$ 10,048	Rp 136,447	Rp 135,557
COST AND EXPENSES
Operation, maintenance, and telecommunication service expenses	(38,133)	(2,676)	(34,575)	(37,453)
Depreciation and amortization expenses	(31,714)	(2,225)	(28,925)	(27,204)
Personnel expenses	(15,524)	(1,089)	(14,390)	(13,012)
General and administrative expenses	(5,016)	(352)	(6,564)	(6,207)
Interconnection expenses	(5,181)	(364)	(5,406)	(5,077)
Marketing expenses	(3,633)	(255)	(3,482)	(3,416)
Unrealized gain on changes in fair value of investments	3,432	241	129	58
Other income - net	162	12	810	837
Gains (losses) on foreign exchange - net	50	4	(86)	(89)
OPERATING PROFIT	47,653	3,344	43,958	43,994
Finance income	558	39	800	1,095
Finance cost	(4,394)	(308)	(4,602)	(5,452)
Share of loss of long-term investment in associates	(78)	(5)	(246)	(166)
Impairment loss of investments			(763)	(1,172)
PROFIT BEFORE INCOME TAX	43,739	3,070	39,147	38,299
INCOME TAX (EXPENSE) BENEFIT
Current	(9,556)	(671)	(9,798)	(10,619)
Deferred	(84)	(6)	541	180
INCOME TAX (EXPENSE) BENEFIT	(9,640)	(677)	(9,257)	(10,439)
PROFIT FOR THE YEAR	34,099	2,393	29,890	27,860
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Foreign currency translation	28	2	11	(105)
Net gain (loss) on financial assets at FVTOCI	(2)	0	3	9
Share of other comprehensive income of long-term investment in associates	(1)	0	1	16
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods:
Defined benefit actuarial gain (loss) - net	1,955	136	(3,596)	(2,109)
Other comprehensive income (loss) - net	1,980	138	(3,581)	(2,189)
Net comprehensive income (loss) for the year	36,079	2,531	26,309	25,671
Profit for the year attributable to:
Owners of the parent company	24,877	1,746	21,052	19,068
Non-controlling interests	9,222	647	8,838	8,792
Profit for the year	34,099	2,393	29,890	27,860
Total comprehensive income for the year attributable to:
Owners of the parent company	26,884	1,886	17,840	17,029
Non-controlling interests	9,195	645	8,469	8,642
Net comprehensive income (loss) for the year	Rp 36,079	$ 2,531	Rp 26,309	Rp 25,671
BASIC EARNINGS PER SHARE (in full amount)
Net income per share | (per share)	Rp 251.13	$ 0.02	Rp 212.51	Rp 192.49
ADR
BASIC EARNINGS PER SHARE (in full amount)
Net income per ADS (100 Series B shares per ADS) | (per share)	Rp 25,112.50	$ 1.76	Rp 21,251.29	Rp 19,248.51